Trade and Other Payables - Schedule of Trade and Other Payables (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Abstract]
Trade payables	[1]	S/ 96,549	S/ 107,327
Remuneration payable		36,405	27,792
Interest payable	[2]	28,280	29,828
Taxes and contributions		18,747	17,225
Accounts payable related to the acquisition of property, plant and equipment, note 9		17,122	9,379
Dividends payable, note 15		11,097	10,322
Advances from customers		10,380	7,383
Contract liabilities			8,343
Board of Directors’ fees		5,243	4,700
Guarantee deposits		3,242	3,488
Account payable to the principal and affiliates, note 22		23	516
Other accounts payable		14,963	5,208
Trade and other payables		S/ 242,051	S/ 231,511

[1]	Trade accounts payable result from the purchases of material, services and supplies for the Group’s operations, and mainly correspond to invoices payable to domestic suppliers. Trade payables are non-interest bearing and are normally settled within 60 to 120 days term.
[2]	Interest payable is normally settled semiannually throughout the financial year.